MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund
Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A		Investor Class		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%		1.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Investor Class	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.22%	0.60%	0.22%
Total Annual Fund Operating Expenses	[2]	0.92%	1.30%	0.67%
Waivers / Reimbursements	[2]	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	0.80%	1.18%	0.55%
[1]	Restated to reflect current management fees.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.80% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until August 29, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
Expense Example (USD $)	Class A	Investor Class	Class I
1 Year	181	219	56
3 Years	378	496	202
5 Years	593	794	361
10 Years	1,209	1,642	823

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns	1 Year	5 Years	10 Years
Class A	(2.82%)	0.24%	2.03%
Investor Class	(3.14%)	(0.13%)	1.81%
Class I	0.44%	1.10%	2.63%
Class I After Taxes on Distributions	0.14%	0.65%	1.83%
Class I After Taxes on Distributions and Sale of Fund Shares	0.27%	0.70%	1.76%
Barclays 3-Year Municipal Bond Index	1.22%	1.93%	2.98%
Barclays U.S. 1-3 Year Government/Credit Index	0.77%	1.41%	2.85%